Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of intangible assets
Opening net book amount	£ 812,382	£ 743,278
Additions	225,345	250,702
Disposals	(10,040)	(8,914)
Amortization charge	(190,123)	(172,684)	£ (151,462)
Closing net book amount	837,564	812,382	743,278
Cost / gross value
Reconciliation of intangible assets
Opening net book amount	1,368,446	1,219,467
Closing net book amount	1,392,130	1,368,446	1,219,467
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount	(556,064)	(476,189)
Closing net book amount	(554,566)	(556,064)	(476,189)
Goodwill
Reconciliation of intangible assets
Opening net book amount	421,453	421,453
Closing net book amount	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening net book amount	421,453	421,453
Closing net book amount	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening net book amount	384,885	316,211
Additions	220,728	247,355
Disposals	(10,040)	(8,914)
Amortization charge	(186,994)	(169,767)
Closing net book amount	408,579	384,885	316,211
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening net book amount	924,829	779,197
Closing net book amount	943,896	924,829	779,197
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount	(539,944)	(462,986)
Closing net book amount	(535,317)	(539,944)	(462,986)
Other intangible assets
Reconciliation of intangible assets
Opening net book amount	6,044	5,614
Additions	4,617	3,347
Amortization charge	(3,129)	(2,917)
Closing net book amount	7,532	6,044	5,614
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening net book amount	22,164	18,817
Closing net book amount	26,781	22,164	18,817
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount	(16,120)	(13,203)
Closing net book amount	£ (19,249)	£ (16,120)	£ (13,203)